SEGMENT INFORMATION - Financial Information of Segments (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($) u_baxGeographical	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) u_baxGeographical	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number geographical segments | u_baxGeographical	3								3
Net sales	$ 3,181	$ 2,972	$ 2,718	$ 2,802	$ 3,039	$ 2,851	$ 2,834	$ 2,638	$ 11,673	$ 11,362	$ 11,099
Total segment operating income									1,616	1,772	1,584
Depreciation expense									601	606	602
Capital expenditures									724	686	692
Americas
Segment Reporting Information [Line Items]
Net sales									6,321	6,306	6,156
EMEA
Segment Reporting Information [Line Items]
Net sales									2,877	2,756	2,741
APAC
Segment Reporting Information [Line Items]
Net sales									2,475	2,300	2,202
Operating Segments
Segment Reporting Information [Line Items]
Total segment operating income									3,503	3,575	3,609
Operating Segments | Americas
Segment Reporting Information [Line Items]
Total segment operating income									2,389	2,499	2,533
Depreciation expense									249	255	229
Capital expenditures									380	325	296
Operating Segments | EMEA
Segment Reporting Information [Line Items]
Total segment operating income									523	527	544
Depreciation expense									150	149	158
Capital expenditures									157	143	140
Operating Segments | APAC
Segment Reporting Information [Line Items]
Total segment operating income									591	549	532
Depreciation expense									94	85	95
Capital expenditures									103	98	122
Corporate and other
Segment Reporting Information [Line Items]
Total segment operating income									(1,887)	(1,803)	(2,025)
Depreciation expense									108	117	120
Capital expenditures									$ 84	$ 120	$ 134